CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating costs:
Loss from operations	$ (21,437,283)	$ (23,229,196)	$ (55,141,832)	$ (42,815,016)
Other income (expense):
Financing expense	(2,742,902)	(945,279)	(4,307,057)	(1,517,070)
Other income	5,617,626	723,372	1,879,057	1,041,841
(Loss) income before provision for income taxes	(15,819,657)	(22,505,824)	(53,262,775)	(41,773,175)
Provision for income taxes				4,403,068
Net (loss) income	$ (15,882,522)	$ (22,482,813)	$ (53,299,432)	$ (37,326,897)
Weighted average shares outstanding, basic	27,928,342	25,276,878	27,574,641	25,138,698
Weighted average shares outstanding, diluted	27,928,342	25,276,878	27,574,641	25,138,698
Basic net (loss) income per share	$ (0.569)	$ (0.889)	$ (1.933)	$ (1.485)
Diluted net (loss) income per share	$ (0.569)	$ (0.889)	$ (1.933)	$ (1.485)
Southport Acquisition Corp
Operating costs:
Insurance expense	$ 25,726	$ 80,138	$ 50,593	$ 175,289
Legal and accounting expenses	170,705	82,785	345,022	143,331
Franchise tax	3,579	50,000	(182,785)	125,874
Listing fees		21,250		42,500
Formation, general and administrative expenses		1,476	163	3,480
Total expenses	342,238	287,728	418,987	694,302
Loss from operations	(342,238)	(287,728)	(418,987)	(694,302)
Other income (expense):
Change in fair value of warrant liability	(1,217,750)	(331,450)	(1,158,850)	116,500
Non-redemption agreement expense				(274,973)
Dividend income on marketable securities held in Trust Account	4,521	163,615	9,015	723,522
Other income	(1,213,229)	(167,835)	(1,149,835)	565,049
(Loss) income before provision for income taxes	(1,555,467)	(455,563)	(1,568,822)	(129,253)
Provision for income taxes	(277)	(49,421)	(88,604)	(114,124)
Net (loss) income	(1,555,744)	(504,984)	(1,657,426)	(243,377)
Southport Acquisition Corp | Nonrelated Party
Operating costs:
Administrative expenses	97,228	7,079	115,994	113,828
Southport Acquisition Corp | Related Party
Operating costs:
Administrative expenses	$ 45,000	$ 45,000	$ 90,000	$ 90,000
Southport Acquisition Corp | Class A common stock subject to redemption
Other income (expense):
Weighted average shares outstanding, basic	37,987	1,163,113	37,987	2,377,588
Weighted average shares outstanding, diluted	37,987	1,163,113	37,987	2,377,588
Basic net (loss) income per share	$ (0.15)	$ 0.04	$ (0.05)	$ 0.04
Diluted net (loss) income per share	$ (0.15)	$ 0.04	$ (0.05)	$ 0.04
Southport Acquisition Corp | Class A and B Non Redeemable Common Stock
Other income (expense):
Weighted average shares outstanding, basic	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding, diluted	5,750,000	5,750,000	5,750,000	5,750,000
Basic net (loss) income per share	$ (0.27)	$ (0.1)	$ (0.29)	$ (0.06)
Diluted net (loss) income per share	$ (0.27)	$ (0.1)	$ (0.29)	$ (0.06)